UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

American Customer Satisfaction ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 95.3%
	Communication Services - 12.2%
1,212	Alphabet, Inc. - Class C (a)	$1,255,159
618	Altice USA, Inc. - Class A	10,209
18,045	AT&T, Inc.	515,004
11,193	DISH Network Corporation - Class A (a)	279,489
8,880	Motorola Solutions, Inc.	1,021,555
30,671	New York Times Company - Class A	683,657
12,615	T-Mobile US, Inc. (a)	802,440
11,425	Verizon Communications, Inc.	642,314
91,030	Vonage Holdings Corporation (a)	794,692
		6,004,519
	Consumer Discretionary - 20.7%
11,981	Abercrombie & Fitch Company - Class A	240,219
1,379	Advance Auto Parts, Inc.	217,137
53,665	Ascena Retail Group, Inc. (a)	134,699
60,140	Barnes & Noble, Inc.	426,393
24,048	Bed Bath & Beyond, Inc.	272,223
521	Chipotle Mexican Grill, Inc. (a)	224,963
2,963	Cracker Barrel Old Country Store, Inc.	473,665
3,550	Darden Restaurants, Inc.	354,503
3,239	Dillard’s, Inc. - Class A	195,344
820	Domino’s Pizza, Inc.	203,352
3,821	Expedia Group, Inc.	430,436
43,091	Ford Motor Company	329,646
11,032	General Motors Company	369,020
51,122	Hanesbrands, Inc.	640,559
11,801	Hilton Worldwide Holdings, Inc.	847,312
3,124	Hyatt Hotels Corporation - Class A	211,182
139,466	J.C. Penney Company, Inc. (a)	145,045
3,283	Kohl’s Corporation	217,794
41,384	L Brands, Inc.	1,062,327
2,795	Marriott International, Inc. - Class A	303,425
7,110	Nordstrom, Inc.	331,397
1,255	O’Reilly Automotive, Inc. (a)	432,134
6,097	Papa John’s International, Inc.	242,722
14,693	Texas Roadhouse, Inc.	877,172
6,010	TJX Companies, Inc.	268,887
9,625	VF Corporation	686,648
321	Yum! Brands, Inc.	29,506
		10,167,710

	Consumer Staples - 12.9%
8,683	Clorox Company	1,338,398
4,233	Costco Wholesale Corporation	862,304
15,399	General Mills, Inc.	599,637
13,462	Hershey Company	1,442,857
52,184	Keurig Dr Pepper, Inc.	1,337,998
10,626	Kroger Company	292,215
4,263	PepsiCo, Inc.	470,976
119	Walmart, Inc.	11,085
		6,355,470
	Financials - 11.5%
7,822	BB&T Corporation	338,849
12,344	Capital One Financial Corporation	933,083
21,980	Charles Schwab Corporation	912,830
5,378	Citigroup, Inc.	279,979
6,847	JPMorgan Chase & Company	668,404
25,020	MetLife, Inc.	1,027,321
20,798	Regions Financial Corporation	278,277
17,809	SunTrust Banks, Inc.	898,286
7,167	US Bancorp	327,532
		5,664,561
	Health Care - 2.8%
4,756	Humana, Inc.	1,362,499

	Industrials - 10.6%
13,963	Alaska Air Group, Inc.	849,648
566	Allegiant Travel Company	56,724
2,008	American Airlines Group, Inc.	64,477
1,324	Delta Air Lines, Inc.	66,068
5,199	FedEx Corporation	838,755
50,300	JetBlue Airways Corporation (a)	807,818
23,762	Southwest Airlines Company	1,104,458
14,742	United Parcel Service, Inc. - Class B	1,437,787
		5,225,735
	Information Technology - 10.2%
1,514	Amazon.com, Inc. (a)	2,273,983
12,500	Apple, Inc.	1,971,750
6,517	HP, Inc.	133,338
2,484	Netflix, Inc. (a)	664,868
		5,043,939
	Utilities - 14.4%
2,924	Ameren Corporation	190,733
11,074	Atmos Energy Corporation	1,026,781
64,978	CenterPoint Energy, Inc.	1,834,329
8,097	Consolidated Edison, Inc.	619,097
8,639	Dominion Energy, Inc.	617,343

2,703	Edison International	153,449
1,116	NextEra Energy, Inc.	193,983
25,402	NiSource, Inc.	643,941
20,867	PPL Corporation	591,162
3,578	Sempra Energy	387,104
19,398	Southern Company	851,960
		7,109,882
	TOTAL COMMON STOCKS (Cost $48,967,821)	46,934,315

	EXCHANGE TRADED FUNDS - 4.6%
	Energy - 0.6%
2,776	Energy Select Sector SPDR Fund	159,204
4,983	iShares U.S. Energy ETF	155,270
		314,474
	Health Care - 2.4%
6,862	Health Care Select Sector SPDR Fund	593,632
3,184	iShares U.S. Healthcare ETF	575,699
		1,169,331
	Materials - 0.8%
2,265	iShares U.S. Basic Materials ETF	190,169
3,876	Materials Select Sector SPDR Fund	195,816
		385,985
	Real Estate - 0.8%
2,709	iShares U.S. Real Estate ETF	203,012
6,528	Real Estate Select Sector SPDR Fund	202,368
		405,380
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,386,384)	2,275,170

	SHORT-TERM INVESTMENTS - 0.4%
203,411	First American Government Obligations Fund, Class X, 2.36%*	203,411
	TOTAL SHORT-TERM INVESTMENTS (Cost $203,411)	203,411
	TOTAL INVESTMENTS - 100.3% (Cost $51,557,616)	49,412,896
	Liabilities in Excess of Other Assets - (0.3)%	(149,478)
	NET ASSETS - 100.0%	$49,263,418

	Percentages are stated as a percent of net assets.
	The Fund’s security classifications are defined by Fund Advisor.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of December 31, 2018.

Brand Value ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 6.3%
109	Alphabet, Inc. - Class C (a)	$112,881
4,006	AT&T, Inc.	114,331
2,374	Verizon Communications, Inc.	133,467
		360,679
	Consumer Discretionary - 24.5%
2,270	CBS Corporation - Class B	99,244
13,923	Ford Motor Company	106,511
4,419	Gap, Inc.	113,834
1,662	Hilton Worldwide Holdings, Inc.	119,332
618	Home Depot, Inc.	106,185
3,613	Macy’s, Inc.	107,595
1,005	Marriott International, Inc. - Class A	109,103
778	McDonald’s Corporation	138,149
1,584	NIKE, Inc. - Class B	117,438
1,032	Royal Caribbean Cruises, Ltd.	100,919
2,323	Starbucks Corporation	149,601
1,151	Walt Disney Company	126,207
		1,394,118
	Consumer Staples - 29.2%
3,182	Campbell Soup Company	104,974
847	Clorox Company	130,557
2,795	Coca-Cola Company	132,343
1,905	Colgate-Palmolive Company	113,386
916	Estee Lauder Companies, Inc. - Class A	119,172
2,696	General Mills, Inc.	104,982
1,232	Hershey Company	132,046
1,166	J.M. Smucker Company	109,009
1,726	Kellogg Company	98,399
2,267	Kraft Heinz Company	97,572
1,134	PepsiCo, Inc.	125,284
1,562	Procter & Gamble Company	143,579
1,869	Walgreens Boots Alliance, Inc.	127,709
1,330	Walmart, Inc.	123,890
		1,662,902
	Energy - 1.9%
1,565	Exxon Mobil Corporation	106,717

	Financials -11.1%
1,199	American Express Company	114,289
4,131	Bank of America Corporation	101,788
1,295	Capital One Financial Corporation	97,889
2,534	Charles Schwab Corporation	105,237
1,117	JPMorgan Chase & Company	109,041
2,647	Morgan Stanley	104,954
		633,198
	Health Care - 4.0%
2,081	Bristol-Myers Squibb Company	108,170
929	Johnson & Johnson	119,888
		228,058
	Industrials - 5.7%
365	Boeing Company	117,713
654	General Dynamics Corporation	102,815
1,039	United Parcel Service, Inc. - Class B	101,334
		321,862
	Information Technology - 15.2%
65	Amazon.com, Inc. (a)	97,628
575	Apple, Inc.	90,700
778	Facebook, Inc. - Class A (a)	101,988
5,168	HP, Inc.	105,737
2,747	Intel Corporation	128,917
883	International Business Machines Corporation	100,370
1,177	Microsoft Corporation	119,548
887	Visa, Inc. - Class A	117,031
		861,919
	Materials - 1.9%
275	Sherwin-Williams Company	108,201
	TOTAL COMMON STOCKS (Cost $6,235,482)	5,677,654

	SHORT-TERM INVESTMENTS - 0.3%
15,424	First American Government Obligations Fund, Class X, 2.36%*	15,424
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,424)	15,424
	TOTAL INVESTMENTS - 100.1% (Cost $6,250,906)	5,693,078
	Liabilities in Excess of Other Assets - (0.1)%	(7,574)
	NET ASSETS - 100.0%	$5,685,504

	Percentages are stated as percent of net assets.
	The Fund’s security classifications are defined by Fund Advisor.
(a)	Non-income producing security.
	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
*	Rate shown is the annualized seven-day yield as of December 31, 2018.

Reverse Cap Weighted U.S. Large Cap ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 0.8%
44	AT&T, Inc.	$1,256
921	CenturyLink, Inc.	13,953
15	Charter Communications, Inc. - Class A (a)	4,275
1,156	DISH Network Corporation - Class A (a)	28,865
96	Motorola Solutions, Inc.	11,044
19	Verizon Communications, Inc.	1,068
		60,461
	Consumer Discretionary - 20.1%
129	Advance Auto Parts, Inc.	20,312
221	Aptiv plc	13,607
13	AutoZone, Inc. (a)	10,898
353	Best Buy Company, Inc.	18,695
2	Booking Holdings, Inc. (a)	3,445
999	BorgWarner, Inc.	34,705
1,146	Capri Holdings, Ltd. (a)	43,456
387	CarMax, Inc. (a)	24,276
199	Carnival Corporation	9,811
326	CBS Corporation - Class B	14,253
49	Chipotle Mexican Grill, Inc. (a)	21,158
43	Comcast Corporation - Class A	1,464
587	D.R. Horton, Inc.	20,346
192	Darden Restaurants, Inc.	19,173
448	Discovery, Inc. - Class A (a)	11,083
225	Discovery, Inc. - Class C (a)	5,193
87	Dollar General Corporation	9,403
132	Dollar Tree, Inc. (a)	11,922
153	Expedia Group, Inc.	17,235
888	Foot Locker, Inc.	47,242
893	Ford Motor Company	6,831
1,649	Gap, Inc.	42,478
494	Garmin, Ltd.	31,280
157	General Motors Company	5,252
176	Genuine Parts Company	16,899
2,467	Goodyear Tire & Rubber Company	50,351
1,653	H&R Block, Inc.	41,937
3,762	Hanesbrands, Inc.	47,138
1,265	Harley-Davidson, Inc.	43,162
308	Hasbro, Inc.	25,025
165	Hilton Worldwide Holdings, Inc.	11,847

8	Home Depot, Inc.	1,375
1,306	Interpublic Group of Companies, Inc.	26,943
399	Kohl’s Corporation	26,470
1,147	L Brands, Inc.	29,443
1,455	Leggett & Platt, Inc.	52,147
535	Lennar Corporation - Class A	20,945
1,290	LKQ Corporation (a)	30,612
36	Lowe’s Companies, Inc.	3,325
859	Macy’s, Inc.	25,581
75	Marriott International, Inc. - Class A	8,142
5,198	Mattel, Inc. (a)	51,928
10	McDonald’s Corporation	1,776
722	MGM Resorts International	17,516
293	Mohawk Industries, Inc. (a)	34,269
1,180	Newell Brands, Inc.	21,936
763	News Corporation - Class A	8,660
2,367	News Corporation - Class B	27,339
39	NIKE, Inc. - Class B	2,891
922	Nordstrom, Inc.	42,974
493	Norwegian Cruise Line Holdings, Ltd. (a)	20,898
197	Omnicom Group, Inc.	14,428
26	O’Reilly Automotive, Inc. (a)	8,953
1,469	PulteGroup, Inc.	38,179
375	PVH Corporation	34,856
436	Ralph Lauren Corporation	45,109
99	Ross Stores, Inc.	8,237
129	Royal Caribbean Cruises, Ltd.	12,615
48	Starbucks Corporation	3,091
710	Tapestry, Inc.	23,963
108	Target Corporation	7,138
334	Tiffany & Company	26,890
97	TJX Companies, Inc.	4,340
261	Tractor Supply Company	21,778
656	TripAdvisor, Inc. (a)	35,385
21	Twenty-First Century Fox, Inc. - Class A	1,010
47	Twenty-First Century Fox, Inc. - Class B	2,246
75	Ulta Beauty, Inc. (a)	18,363
905	Under Armour, Inc. - Class A (a)	15,991
1,016	Under Armour, Inc. - Class C (a)	16,429
135	VF Corporation	9,631
858	Viacom, Inc. - Class B	22,051
13	Walt Disney Company	1,425
305	Whirlpool Corporation	32,595
218	Wynn Resorts, Ltd.	21,563
96	Yum! Brands, Inc.	8,824
		1,570,137

	Consumer Staples - 5.3%
50	Altria Group, Inc.	2,469
227	Archer-Daniels-Midland Company	9,300
678	Brown-Forman Corporation - Class B	32,259
842	Campbell Soup Company	27,778
217	Church & Dwight Company, Inc.	14,270
73	Clorox Company	11,252
27	Coca-Cola Company	1,278
69	Colgate-Palmolive Company	4,107
584	Conagra Brands, Inc.	12,474
46	Constellation Brands, Inc. - Class A	7,398
13	Costco Wholesale Corporation	2,648
10,366	Coty, Inc. - Class A	68,001
39	CVS Health Corporation	2,529
63	Estee Lauder Companies, Inc. - Class A	8,196
304	General Mills, Inc.	11,838
155	Hershey Company	16,613
467	Hormel Foods Corporation	19,932
214	J.M. Smucker Company	20,007
274	Kellogg Company	15,621
53	Kimberly-Clark Corporation	6,039
181	Kraft Heinz Company	7,790
363	Kroger Company	9,982
301	Lamb Weston Holdings, Inc.	22,142
90	McCormick & Company, Inc.	12,532
352	Molson Coors Brewing Company - Class B	19,768
92	Mondelez International, Inc. - Class A	3,683
229	Monster Beverage Corporation (a)	11,271
14	PepsiCo, Inc.	1,547
24	Philip Morris International, Inc.	1,602
13	Procter & Gamble Company	1,195
124	Sysco Corporation	7,770
281	Tyson Foods, Inc. - Class A	15,005
51	Walgreens Boots Alliance, Inc.	3,485
21	Walmart, Inc.	1,956
		413,737
	Energy - 6.2%
193	Anadarko Petroleum Corporation	8,461
705	Apache Corporation	18,506
1,052	Baker Hughes, a GE Company	22,618
1,061	Cabot Oil & Gas Corporation	23,713
10	Chevron Corporation	1,088
549	Cimarex Energy Company	33,846
96	Concho Resources, Inc. (a)	9,868
56	ConocoPhillips	3,492
790	Devon Energy Corporation	17,807
191	Diamondback Energy, Inc.	17,706

44	EOG Resources, Inc.	3,837
12	Exxon Mobil Corporation	818
344	Halliburton Company	9,143
679	Helmerich & Payne, Inc.	32,551
393	Hess Corporation	15,916
528	HollyFrontier Corporation	26,991
510	Kinder Morgan, Inc.	7,844
1,322	Marathon Oil Corporation	18,957
102	Marathon Petroleum Corporation	6,019
908	National Oilwell Varco, Inc.	23,336
5,749	Newfield Exploration Company (a)	84,280
1,082	Noble Energy, Inc.	20,298
76	Occidental Petroleum Corporation	4,665
170	ONEOK, Inc.	9,171
79	Phillips 66	6,806
76	Pioneer Natural Resources Company	9,996
120	Schlumberger, Ltd.	4,330
1,447	TechnipFMC plc	28,332
111	Valero Energy Corporation	8,322
380	Williams Companies, Inc.	8,379
		487,096
	Financials - 13.7%
517	Affiliated Managers Group, Inc.	50,376
170	Aflac, Inc.	7,745
117	Allstate Corporation	9,668
35	American Express Company	3,336
204	American International Group, Inc.	8,040
150	Ameriprise Financial, Inc.	15,655
44	Aon plc	6,396
250	Arthur J. Gallagher & Company	18,425
581	Assurant, Inc.	51,965
46	Bank of America Corporation	1,133
118	Bank of New York Mellon Corporation	5,554
158	BB&T Corporation	6,845
3	Berkshire Hathaway, Inc. - Class B (a)	613
14	BlackRock, Inc.	5,499
2,064	Brighthouse Financial, Inc. (a)	62,911
86	Capital One Financial Corporation	6,501
222	Cboe Global Markets, Inc.	21,718
124	Charles Schwab Corporation	5,150
33	Chubb, Ltd.	4,263
265	Cincinnati Financial Corporation	20,516
34	Citigroup, Inc.	1,770
591	Citizens Financial Group, Inc.	17,570
20	CME Group, Inc.	3,762
329	Comerica, Inc.	22,599
197	Discover Financial Services	11,619

510	E*TRADE Financial Corporation	22,379
134	Everest Re Group, Ltd.	29,180
664	Fifth Third Bancorp	15,624
845	Franklin Resources, Inc.	25,063
25	Goldman Sachs Group, Inc.	4,176
414	Hartford Financial Services Group, Inc.	18,402
1,571	Huntington Bancshares, Inc.	18,726
75	Intercontinental Exchange, Inc.	5,650
2,103	Invesco, Ltd.	35,204
2,845	Jefferies Financial Group, Inc.	49,389
8	JPMorgan Chase & Company	781
1,049	KeyCorp	15,504
414	Lincoln National Corporation	21,242
436	Loews Corporation	19,847
83	M&T Bank Corporation	11,880
73	Marsh & McLennan Companies, Inc.	5,822
170	MetLife, Inc.	6,980
72	Moody’s Corporation	10,083
123	Morgan Stanley	4,877
127	MSCI, Inc.	18,724
295	Nasdaq, Inc.	24,063
153	Northern Trust Corporation	12,789
2,835	People’s United Financial, Inc.	40,909
36	PNC Financial Services Group, Inc.	4,209
486	Principal Financial Group, Inc.	21,467
116	Progressive Corporation	6,998
87	Prudential Financial, Inc.	7,095
345	Raymond James Financial, Inc.	25,671
1,334	Regions Financial Corporation	17,849
30	S&P Global, Inc.	5,098
165	State Street Corporation	10,407
207	SunTrust Banks, Inc.	10,441
129	SVB Financial Group (a)	24,500
659	Synchrony Financial	15,460
123	T Rowe Price Group, Inc.	11,355
407	Torchmark Corporation	30,334
66	Travelers Companies, Inc.	7,904
1,288	Unum Group	37,841
70	US Bancorp	3,199
25	Wells Fargo & Company	1,152
82	Willis Towers Watson plc	12,453
754	Zions Bancorporation	30,718
		1,071,074
	Health Care - 8.6%
29	Abbott Laboratories	2,098
26	AbbVie, Inc.	2,397
54	ABIOMED, Inc. (a)	17,552

165	Agilent Technologies, Inc.	11,131
95	Alexion Pharmaceuticals, Inc. (a)	9,249
75	Align Technology, Inc. (a)	15,707
36	Allergan plc	4,812
259	AmerisourceBergen Corporation	19,270
12	Amgen, Inc.	2,336
13	Anthem, Inc.	3,414
119	Baxter International, Inc.	7,833
14	Becton Dickinson and Company	3,154
14	Biogen, Inc. (a)	4,213
143	Boston Scientific Corporation (a)	5,054
54	Bristol-Myers Squibb Company	2,807
339	Cardinal Health, Inc.	15,119
78	Celgene Corporation (a)	4,999
76	Centene Corporation (a)	8,763
246	Cerner Corporation (a)	12,900
24	Cigna Corporation	4,555
82	Cooper Companies, Inc.	20,869
41	Danaher Corporation	4,228
581	DaVita, Inc. (a)	29,898
813	DENTSPLY SIRONA, Inc.	30,252
47	Edwards Lifesciences Corporation (a)	7,199
21	Eli Lilly & Company	2,430
49	Gilead Sciences, Inc.	3,065
59	HCA Healthcare, Inc.	7,343
256	Henry Schein, Inc. (a)	20,101
524	Hologic, Inc. (a)	21,536
21	Humana, Inc.	6,016
81	IDEXX Laboratories, Inc. (a)	15,068
16	Illumina, Inc. (a)	4,799
327	Incyte Corporation (a)	20,794
9	Intuitive Surgical, Inc. (a)	4,310
115	IQVIA Holdings, Inc. (a)	13,359
4	Johnson & Johnson	516
133	Laboratory Corporation of America Holdings (a)	16,806
95	McKesson Corporation	10,495
21	Medtronic plc	1,910
17	Merck & Company, Inc.	1,299
29	Mettler-Toledo International, Inc. (a)	16,402
582	Mylan NV (a)	15,947
1,073	Nektar Therapeutics (a)	35,270
315	PerkinElmer, Inc.	24,743
609	Perrigo Company plc	23,599
23	Pfizer, Inc.	1,004
250	Quest Diagnostics, Inc.	20,817
20	Regeneron Pharmaceuticals, Inc. (a)	7,470
138	ResMed, Inc.	15,714

29	Stryker Corporation	4,546
11	Thermo Fisher Scientific, Inc.	2,462
3	UnitedHealth Group, Inc.	747
202	Universal Health Services, Inc. - Class B	23,545
196	Varian Medical Systems, Inc. (a)	22,209
34	Vertex Pharmaceuticals, Inc. (a)	5,634
94	Waters Corporation (a)	17,733
90	WellCare Health Plans, Inc. (a)	21,248
105	Zimmer Biomet Holdings, Inc.	10,891
67	Zoetis, Inc.	5,731
		675,368
	Industrials - 15.3%
11	3M Company	2,096
1,006	A.O. Smith Corporation	42,956
519	Alaska Air Group, Inc.	31,581
357	Allegion plc	28,456
558	American Airlines Group, Inc.	17,917
220	AMETEK, Inc.	14,894
1,481	Arconic, Inc.	24,970
5	Boeing Company	1,612
257	C.H. Robinson Worldwide, Inc.	21,611
26	Caterpillar, Inc.	3,304
102	Cintas Corporation	17,135
518	Copart, Inc. (a)	24,750
75	CSX Corporation	4,660
96	Cummins, Inc.	12,829
35	Deere & Company	5,221
142	Delta Air Lines, Inc.	7,086
292	Dover Corporation	20,717
117	Eaton Corporation plc	8,033
111	Emerson Electric Company	6,632
222	Equifax, Inc.	20,675
295	Expeditors International of Washington, Inc.	20,087
294	Fastenal Company	15,373
31	FedEx Corporation	5,001
1,089	Flowserve Corporation	41,404
1,633	Fluor Corporation	52,583
182	Fortive Corporation	12,314
1,076	Fortune Brands Home & Security, Inc.	40,877
30	General Dynamics Corporation	4,716
578	General Electric Company	4,375
16	Honeywell International, Inc.	2,114
150	Huntington Ingalls Industries, Inc.	28,546
296	IHS Markit, Ltd. (a)	14,199
48	Illinois Tool Works, Inc.	6,081
112	Ingersoll-Rand plc	10,218
600	Jacobs Engineering Group, Inc.	35,076

337	JB Hunt Transport Services, Inc.	31,355
268	Johnson Controls International plc	7,946
266	Kansas City Southern	25,390
88	L3 Technologies, Inc.	15,282
12	Lockheed Martin Corporation	3,142
930	Masco Corporation	27,193
1,058	Nielsen Holdings plc	24,683
39	Norfolk Southern Corporation	5,832
20	Northrop Grumman Corporation	4,898
226	PACCAR, Inc.	12,914
81	Parker-Hannifin Corporation	12,080
1,017	Pentair plc	38,422
1,858	Quanta Services, Inc.	55,926
28	Raytheon Company	4,294
208	Republic Services, Inc.	14,995
1	Resideo Technologies, Inc. (a)	21
617	Robert Half International, Inc.	35,292
84	Rockwell Automation, Inc.	12,640
1,283	Rollins, Inc.	46,316
31	Roper Technologies, Inc.	8,262
205	Snap-on, Inc.	29,784
180	Southwest Airlines Company	8,366
114	Stanley Black & Decker, Inc.	13,650
416	Textron, Inc.	19,132
43	TransDigm Group, Inc. (a)	14,623
17	Union Pacific Corporation	2,350
144	United Continental Holdings, Inc. (a)	12,057
30	United Parcel Service, Inc. - Class B	2,926
279	United Rentals, Inc. (a)	28,606
23	United Technologies Corporation	2,438
119	Verisk Analytics, Inc. (a)	12,976
69	W.W. Grainger, Inc.	19,483
78	Waste Management, Inc.	6,941
317	Xylem, Inc.	21,150
		1,191,464
	Information Technology - 12.8%
16	Accenture plc - Class A	2,256
146	Activision Blizzard, Inc.	6,799
10	Adobe, Inc. (a)	2,262
697	Advanced Micro Devices, Inc. (a)	12,867
357	Akamai Technologies, Inc. (a)	21,806
180	Alliance Data Systems Corporation	27,015
121	Amphenol Corporation- Class A	9,803
90	Analog Devices, Inc.	7,725
135	ANSYS, Inc. (a)	19,297
1	Apple, Inc.	158
242	Applied Materials, Inc.	7,923

100	Arista Networks, Inc. (a)	21,070
67	Autodesk, Inc. (a)	8,617
32	Automatic Data Processing, Inc.	4,196
9	Broadcom, Inc.	2,289
232	Broadridge Financial Solutions, Inc.	22,330
470	Cadence Design Systems, Inc. (a)	20,436
27	Cisco Systems, Inc.	1,170
166	Citrix Systems, Inc.	17,008
95	Cognizant Technology Solutions Corporation - Class A	6,031
322	Corning, Inc.	9,728
281	DXC Technology Company	14,941
327	eBay, Inc. (a)	9,179
130	Electronic Arts, Inc. (a)	10,258
153	F5 Networks, Inc. (a)	24,791
6	Facebook, Inc. - Class A (a)	787
71	Fidelity National Information Services, Inc.	7,281
109	Fiserv, Inc. (a)	8,010
91	FleetCor Technologies, Inc. (a)	16,901
964	FLIR Systems, Inc.	41,973
319	Fortinet, Inc. (a)	22,467
144	Gartner, Inc. (a)	18,409
155	Global Payments, Inc.	15,985
98	Harris Corporation	13,196
880	Hewlett Packard Enterprise Company	11,625
330	HP, Inc.	6,752
24	Intel Corporation	1,126
17	International Business Machines Corporation	1,932
24	Intuit, Inc.	4,724
508	IPG Photonics Corporation (a)	57,551
190	Jack Henry & Associates, Inc.	24,039
931	Juniper Networks, Inc.	25,053
357	Keysight Technologies, Inc. (a)	22,163
207	KLA-Tencor Corporation	18,524
86	Lam Research Corporation	11,711
5	Mastercard, Inc. - Class A	943
328	Maxim Integrated Products, Inc.	16,679
204	Microchip Technology, Inc.	14,672
193	Micron Technology, Inc. (a)	6,124
1	Microsoft Corporation	102
266	NetApp, Inc.	15,872
9	Netflix, Inc. (a)	2,409
19	NVIDIA Corporation	2,537
45	Oracle Corporation	2,032
182	Paychex, Inc.	11,857
29	PayPal Holdings, Inc. (a)	2,439
534	Qorvo, Inc. (a)	32,430
63	QUALCOMM, Inc.	3,585

45	Red Hat, Inc. (a)	7,904
18	salesforce.com, Inc. (a)	2,465
639	Seagate Technology plc	24,659
302	Skyworks Solutions, Inc.	20,240
852	Symantec Corporation	16,099
221	Synopsys, Inc. (a)	18,617
203	Take-Two Interactive Software, Inc. (a)	20,897
139	TE Connectivity, Ltd.	10,513
27	Texas Instruments, Inc.	2,552
211	Total System Services, Inc.	17,152
272	Twitter, Inc. (a)	7,817
102	VeriSign, Inc. (a)	15,126
8	Visa, Inc. - Class A	1,055
572	Western Digital Corporation	21,147
1,700	Western Union Company	29,002
2,013	Xerox Corporation	39,777
127	Xilinx, Inc.	10,817
		997,684
	Materials - 5.5%
48	Air Products & Chemicals, Inc.	7,682
320	Albemarle Corporation	24,662
341	Avery Dennison Corporation	30,632
324	Ball Corporation	14,898
50	Celanese Corporation	4,498
620	CF Industries Holdings, Inc.	26,976
40	DowDuPont, Inc.	2,139
349	Eastman Chemical Company	25,515
42	Ecolab, Inc.	6,189
315	FMC Corporation	23,297
1,534	Freeport-McMoRan, Inc.	15,816
136	International Flavors & Fragrances, Inc.	18,261
329	International Paper Company	13,278
19	Linde plc	2,965
119	LyondellBasell Industries NV - Class A	9,896
132	Martin Marietta Materials, Inc.	22,687
726	Mosaic Company	21,206
378	Newmont Mining Corporation	13,098
244	Nucor Corporation	12,642
299	Packaging Corporation of America	24,955
105	PPG Industries, Inc.	10,734
1,376	Sealed Air Corporation	47,940
21	Sherwin-Williams Company	8,263
193	Vulcan Materials Company	19,068
497	WestRock Company	18,767
		426,064

	Real Estate - 6.7%
157	Alexandria Real Estate Equities, Inc. (b)	18,093
21	American Tower Corporation (b)	3,322
720	Apartment Investment & Management Company - Class A (b)	31,593
52	AvalonBay Communities, Inc. (b)	9,051
104	Boston Properties, Inc. (b)	11,705
468	CBRE Group, Inc. - Class A (a)	18,739
46	Crown Castle International Corporation (b)	4,997
94	Digital Realty Trust, Inc. (b)	10,016
878	Duke Realty Corporation (b)	22,740
19	Equinix, Inc. (b)	6,698
140	Equity Residential (b)	9,241
56	Essex Property Trust, Inc. (b)	13,732
211	Extra Space Storage, Inc. (b)	19,091
200	Federal Realty Investment Trust (b)	23,608
632	HCP, Inc. (b)	17,652
1,060	Host Hotels & Resorts, Inc. (b)	17,670
706	Iron Mountain, Inc. (b)	22,882
2,176	Kimco Realty Corporation (b)	31,878
1,024	Macerich Company (b)	44,319
216	Mid-America Apartment Communities, Inc. (b)	20,671
96	Prologis, Inc. (b)	5,637
41	Public Storage (b)	8,299
193	Realty Income Corporation (b)	12,167
390	Regency Centers Corporation (b)	22,885
75	SBA Communications Corporation (a) (b)	12,142
25	Simon Property Group, Inc. (b)	4,200
363	SL Green Realty Corporation (b)	28,706
510	UDR, Inc. (b)	20,206
181	Ventas, Inc. (b)	10,605
303	Vornado Realty Trust (b)	18,795
129	Welltower, Inc. (b)	8,954
576	Weyerhaeuser Company (b)	12,591
		522,885
	Utilities - 4.8%
1,471	AES Corporation	21,271
522	Alliant Energy Corporation	22,054
212	Ameren Corporation	13,829
80	American Electric Power Company, Inc.	5,979
148	American Water Works Company, Inc.	13,434
588	CenterPoint Energy, Inc.	16,599
319	CMS Energy Corporation	15,838
116	Consolidated Edison, Inc.	8,869
65	Dominion Energy, Inc.	4,645
99	DTE Energy Company	10,920
43	Duke Energy Corporation	3,711
219	Edison International	12,433
173	Entergy Corporation	14,890
262	Evergy, Inc.	14,874

164	Eversource Energy	10,667
118	Exelon Corporation	5,322
340	FirstEnergy Corporation	12,767
16	NextEra Energy, Inc.	2,781
901	NiSource, Inc.	22,840
487	NRG Energy, Inc.	19,285
692	PG&E Corporation (a)	16,435
270	Pinnacle West Capital Corporation	23,004
375	PPL Corporation	10,624
161	Public Service Enterprise Group, Inc.	8,380
672	SCANA Corporation	32,108
66	Sempra Energy	7,141
110	Southern Company	4,831
145	WEC Energy Group, Inc.	10,043
174	Xcel Energy, Inc.	8,573
		374,147
	TOTAL COMMON STOCKS (Cost $8,877,357)	7,790,117

	SHORT-TERM INVESTMENTS - 0.1%
8,460	First American Government Obligations Fund, Class X, 2.36%*	8,460
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,460)	8,460
	TOTAL INVESTMENTS - 99.9% (Cost $8,885,817)	7,798,577
	Other Assets in Excess of Liabilities - 0.1%	9,591
	NET ASSETS - 100.0%	$7,808,168

	Percentages are stated as a percent of net assets.
	The Fund’s security classifications are defined by Fund Advisor.
(a)	Non-income producing security.
(b)	Real Estate Investment Trust (“REIT”).
*	Rate shown is the annualized seven-day yield as of December 31, 2018.

Summary of Fair Value Disclosure at December 31, 2018 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted  in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2018:

	American Customer Satisfaction ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$46,934,315	$-	$-	$46,934,315
Exchange Traded Funds	2,275,170	-	-	2,275,170
Short-Term Investments	203,411	-	-	203,411
Total Investments in Securities	$49,412,896	$-	$-	$49,412,896
^See Schedule of Investments for breakout of investments by sector classification.

	Brand Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,677,654	$-	$-	$5,677,654
Short-Term Investments	15,424	-	-	15,424
Total Investments in Securities	$5,693,078	$-	$-	$5,693,078
^See Schedule of Investments for breakout of investments by sector classification.

	Reverse Cap Weighted U.S. Large Cap ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,790,117	$-	$-	$7,790,117
Short-Term Investments	8,460	-	-	8,460
Total Investments in Securities	$7,798,577	$-	$-	$7,798,577
^See Schedule of Investments for breakout of investments by sector classification.

During the period ended December 31, 2018, the Funds did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)       /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date          2/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date          2/27/2019

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date          2/27/2019

* Print the name and title of each signing officer under his or her signature.